Consolidated Statements of Changes In Shareholders' Equity - USD ($)	Common Stock	Additional paid in capital	Statutory reserve	Retained earnings	Accumulated other comprehensive Income (loss)	Noncontrolling interest	Total
Balance at Dec. 31, 2016	$ 15,757	$ 29,845,442	$ 4,017,957	$ 16,976,133	$ (1,520,750)	$ 137,243	$ 49,471,782
Balance, shares at Dec. 31, 2016	15,756,500
Issuance of common stock	$ 24	58,843					58,867
Issuance of common stock, shares	23,705
Net income				6,277,797		12,875	6,290,672
Appropriations to statutory reserve			599,082	(599,082)
Foreign currency translation loss/gain					2,172,347		2,172,347
Balance at Dec. 31, 2017	$ 15,781	29,904,285	4,617,039	22,654,848	651,597	150,118	57,993,668
Balance, shares at Dec. 31, 2017	15,780,205
Issuance of common stock	$ 16	105,260					105,276
Issuance of common stock, shares	15,705
Net income				9,863,492		(104,533)	9,758,959
Appropriations to statutory reserve			915,906	(915,906)
Foreign currency translation loss/gain					(3,123,851)		(3,123,851)
Balance at Dec. 31, 2018	$ 15,797	30,009,545	5,532,945	31,602,434	(2,472,254)	45,585	64,734,052
Balance, shares at Dec. 31, 2018	15,795,910
Issuance of common stock	$ 7	48,286					48,293
Issuance of common stock, shares	7,853
Net income				15,015,220		(92,594)	14,922,626
Appropriations to statutory reserve			1,429,445	(1,429,445)
Foreign currency translation loss/gain					(636,386)		(636,386)
Balance at Dec. 31, 2019	$ 15,804	$ 30,057,831	$ 6,962,390	$ 45,188,209	$ (3,108,640)	$ (47,009)	$ 79,068,585
Balance, shares at Dec. 31, 2019	15,803,763